AS FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION ON JULY 14, 2020

File Nos. 333-180870 and 811-22698

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 243	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 247	☒

KRANESHARES TRUST

(Exact Name of Registrant as Specified in Charter)

280 Park Avenue, 32nd Floor

New York, New York 10017

(Address of Principal Executive Offices, Zip Code)

(212) 933-0393

(Registrant’s Telephone Number, including Area Code)

Jonathan Krane

Krane Funds Advisors, LLC

280 Park Avenue, 32nd Floor

New York, NY 10017

(Name and Address of Agent for Service)

Copy to:

Stacy L. Fuller

K&L Gates LLP

1601 K Street NW

Washington, D.C. 20006-1600

It is proposed that this filing will become effective (check appropriate box):

☐	Immediately upon filing pursuant to paragraph (b) of Rule 485

☒	On August 1, 2020 pursuant to paragraph (b)(1)(iii) of Rule 485

☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485

☐	On (date) pursuant to paragraph (a)(1) of Rule 485

☐	75 days after filing pursuant to paragraph (a)(2) of Rule 485

☐	On (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 243 to the Registration Statement on Form N-1A for KraneShares Trust (the “Trust”) is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933 (the “1933 Act”) solely for the purpose of delaying, until August 1, 2020, the effectiveness of Post-Effective Amendment No. 230 (“PEA No. 230”) with respect to the KraneShares CICC China Consumer Leaders Index ETF, Post-Effective Amendment No. 237 (“PEA No. 237”) with respect to the KraneShares CICC China 5G and Technology Leaders Index ETF and Post-Effective Amendment No. 238 (“PEA No. 238”) with respect to the KraneShares SSE STAR Market 50 Index ETF.

PEA No. 230 was filed with the Commission via EDGAR Accession No. 0001615774-20-002996 on March 4, 2020. Since no other changes are intended to be made to PEA No. 230 with respect to the KraneShares CICC China Consumer Leaders Index ETF by means of this filing, Parts A, B and C of PEA No. 230 are incorporated herein by reference.

PEA No. 237 was filed with the Commission via EDGAR Accession No. 0001615774-20-005274 on April 30, 2020. Since no other changes are intended to be made to PEA No. 237 with respect to the KraneShares CICC China 5G and Technology Leaders Index ETF by means of this filing, Parts A, B and C of PEA No. 237 are incorporated herein by reference.

PEA No. 238 was filed with the Commission via EDGAR Accession No. 0001615774-20-005564 on May 7, 2020. Since no other changes are intended to be made to PEA No. 238 with respect to the KraneShares SSE STAR Market 50 Index ETF by means of this filing, Parts A, B and C of PEA No. 238 are incorporated herein by reference.

PART A – PROSPECTUS

The Prospectus for the KraneShares CICC China Consumer Leaders Index ETF is incorporated herein by reference to Part A of PEA No. 230.

The Prospectus for the KraneShares CICC China 5G and Technology Leaders Index ETF is incorporated herein by reference to Part A of PEA No. 237.

The Prospectus for the KraneShares SSE STAR Market 50 Index ETF is incorporated herein by reference to Part A of PEA No. 238.

PART B – STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information for the KraneShares CICC China Consumer Leaders Index ETF is incorporated herein by reference to Part B of PEA No. 230.

The Statement of Additional Information for the KraneShares CICC China 5G and Technology Leaders Index ETF is incorporated herein by reference to Part B of PEA No. 237.

The Statement of Additional Information for the KraneShares SSE STAR Market 50 Index ETF is incorporated herein by reference to Part B of PEA No. 238.

PART C – OTHER INFORMATION

The Part C for the KraneShares CICC China Consumer Leaders Index ETF is incorporated herein by reference to Part C of PEA No. 230.

The Part C for the KraneShares CICC China 5G and Technology Leaders Index ETF is incorporated herein by reference to Part C of PEA No. 237.

The Part C for the KraneShares SSE STAR Market 50 Index ETF is incorporated herein by reference to Part C of PEA No. 238.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 (the “Securities Act”) and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 243 to the Registrant’s Registration Statement (File Nos. 333-180870 and 811-22698) to be signed on its behalf by the undersigned, duly authorized, in the City of New York, State of New York on this 14th day of July, 2020.

KraneShares Trust

/s/ Jonathan Krane
Jonathan Krane
Trustee, Principal Executive Officer and
Principal Financial Officer

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacity and on the date indicated.

Signature	Title	Date

/s/ Jonathan Krane	Trustee, Principal Executive Officer	July 14, 2020
Jonathan Krane	and Principal Financial Officer

/s/ Patrick Campo*	Trustee	July 14, 2020
Patrick Campo

/s/ John Ferguson*	Trustee	July 14, 2020
John Ferguson

/s/ Matthew Stroyman*	Trustee	July 14, 2020
Matthew Stroyman

* /s/ Stacy L. Fuller
Stacy L. Fuller

*	Attorney-in-Fact pursuant to powers of attorney dated September 29, 2015 and August 31, 2017.